Condensed Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST AND DIVIDEND INCOME
Interest and fees on loans	$ 9,181	$ 7,707	$ 32,542	$ 31,640	$ 31,955
Interest on debt securities:
Taxable	524	1,144	3,223	4,601	6,085
Dividends	13	17	62	35	17
Other	139	166	594	912	599
Total interest and dividend income	9,857	9,034	36,421	37,188	38,656
INTEREST EXPENSE
Interest on deposits	1,025	1,187	4,381	5,771	6,634
Interest on advances and other borrowed money	684	739	1,944	1,863	2,040
Interest on debentures			1,027	1,008	1,011
Interest on securities sold under agreements to repurchase			47	47	59
Total interest expense	1,709	1,926	7,399	8,689	9,744
Net interest and dividend income	8,148	7,108	29,022	28,499	28,912
PROVISION FOR LOAN LOSSES	414	155	2,705	1,351	2,182
Net interest and dividend income after provision for loan losses	7,734	6,953	26,317	27,148	26,730
Noninterest income
Customer service fees	1,186	1,203	5,067	5,071	5,198
Gain on sales and calls of securities, net	167	1,151	3,819	2,588	2,083
Net gain on sales of loans	933	346	2,867	931	1,692
Net (loss) gain on sales of other real estate owned, other assets and fixed assets		(181)	(150)	27	50
Rental income	183	194	736	714	701
Income from equity interest in Charter Holding Corp.	98	111	444	573	192
Brokerage service income				3	2
Bank owned life insurance income	128	104	545	432	356
Insurance and brokerage service income	485	410	1,315	119
Total noninterest income	3,180	3,338	14,643	10,458	10,274
Noninterest expense
Salaries and employee benefits	4,295	3,784	15,022	14,306	13,370
Occupancy and equipment	1,076	982	3,648	3,806	3,743
Depositors' insurance	177	193	802	793	1,020
Professional services	336	242	1,208	1,122	953
Data processing and outside services fees	319	281	1,117	1,048	1,019
ATM processing fees	151	116	498	481	520
Telephone expense			664	799	676
Net amortization (benefit) of mortgage servicing rights and mortgage servicing income			92	(117)	(113)
Supplies	129	92	373	344	408
Advertising and promotion	99	127	481	510	432
Merger related expense			1,167
Telephone	163	214
Other expenses	1,286	1,292	4,445	4,034	3,485
Total noninterest expense	8,031	7,323	29,517	27,126	25,513
Income before provision for income taxes	2,883	2,968	11,443	10,480	11,491
Provision for income taxes	831	886	3,684	2,811	3,544
Net income	2,052	2,082	7,759	7,669	7,947
NET INCOME AVAILABLE TO COMMON STOCKHOLDERS	$ 1,911	$ 1,832	$ 7,093	$ 6,956	$ 7,431
Earnings per common share, basic	$ 0.27	$ 0.31	$ 1.20	$ 1.20	$ 1.29
Weighted average number of shares, basic	7,060,234	5,834,173	5,907,113	5,782,115	5,772,123
Earnings per common share, assuming dilution	$ 0.27	$ 0.31	$ 1.20	$ 1.20	$ 1.29
Weighted average number of shares, assuming dilution	7,060,650	5,844,014	5,912,051	5,793,741	5,779,035
Dividends declared per common share	$ 0.13	$ 0.13	$ 0.52	$ 0.52	$ 0.52